Revenue (Tables)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
By Location
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue
The following table presents revenue disaggregated by geography for the three months ended March 31, 2020 and 2019:

		Three Months Ended March 31,
Geographic Location	Reportable Segment	2020	2019
United States	All	$264,561	$263,017
Canada	All	18,256	22,378
Other	All	44,925	43,396
		$327,742	$328,791

The following table presents revenue disaggregated by geography for the twelve months ended December 31, 2019, 2018 and 2017:

		Twelve Months Ended December 31,
Geographic Location	Reportable Segment	2019	2018	2017
United States	All	$1,116,047	$1,152,055	$1,172,319
Canada	All	105,066	124,023	123,138
Other	All	194,690	199,010	218,322
		$1,415,803	$1,475,088	$1,513,779

Industry Vertical
Disaggregation of Revenue [Line Items]
Disaggregation of Revenue
The following table presents revenue disaggregated by client industry vertical for the three months ended March 31, 2020 and 2019:

		Three Months Ended March 31,
Industry	Reportable Segment	2020	2019
Food & Beverage	All	$58,091	$66,663
Retail	All	36,303	32,580
Consumer Products	All	39,769	35,001
Communications	All	41,045	39,798
Automotive	All	25,192	18,191
Technology	All	25,535	26,616
Healthcare	All	24,066	23,297
Financials	All	24,005	25,126
Transportation and Travel/Lodging	All	20,486	17,441
Other	All	33,250	44,078
		$327,742	$328,791

The following table presents revenue disaggregated by client industry vertical for the twelve months ended December 31, 2019, 2018 and 2017:

		Twelve Months Ended December 31,
Industry	Reportable Segment	2019	2018	2017
Food & Beverage	All	$280,094	$313,368	$313,786
Retail	All	148,851	152,552	178,152
Consumer Products	All	167,324	162,524	162,307
Communications	All	184,870	178,410	208,701
Automotive	All	78,985	88,807	127,023
Technology	All	118,169	104,479	99,325
Healthcare	All	102,221	127,547	124,261
Financials	All	112,351	110,069	104,713
Transportation and Travel/Lodging	All	88,958	86,419	56,955
Other	All	133,980	150,913	138,556
		$1,415,803	$1,475,088	$1,513,779